Pension and Postretirement Benefit Plans - Narrative (Details) $ in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Aug. 31, 2015	Mar. 31, 2015	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2014 item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2011 item
Benefit Plan Information
Number of insurers 3M and certain benefit plans filed lawsuits on seeking insurance coverage for the WG Trading Company claim | item					5
3M Japan company provided contribution match to their defined contribution plan		6.12%
Curtailment gain related to 3M Japan defined pension plan modification							$ 17
Number of additional limited partners of WG Trading Company, in addition to 3M, who objected and appealed the court's order to the United States Court of Appeals for the Second Circuit | item									6
Percentage of WG Trading Company holdings in relation to total fair value of the company's total plan assets, high end of range (as a percent)						0.50%
Original percentage medical inflation indexation by company in year	3.00%
Revised percentage medical inflation indexation by company in year	1.50%
Decrease in projected pension obligation liability due to retiree welfare benefit plan remeasurement				$ 233
Distribution of benefical interest to participants due to plan termination			$ 16
Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions year to date						$ 380	264
Decrease in annual net periodic benefit cost due to adoption of spot yield curve approach						180
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions year to date						259	$ 113
Projected benefit obligation increase due to mortality table update								$ 820
Projected benefit obligation decrease due to mortality table update						$ 440
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate			4.47%			4.21%	4.47%	4.10%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost						4.70%	4.10%	4.98%
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Company contributions year to date						$ 121	$ 151
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate			3.12%			2.54%	3.12%	3.11%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost						2.84%	3.11%	4.02%
Postretirement Benefits
Benefit Plan Information
Company contributions year to date						$ 3	$ 3
Projected benefit obligation increase due to mortality table update								$ 100
Projected benefit obligation decrease due to mortality table update						$ 60
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate			4.48%			4.26%	4.48%	4.07%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - service cost						4.70%	4.07%	4.83%